UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06129)

Exact name of registrant as specified in charter: Putnam Florida Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2006

Date of reporting period: February 28, 2006

Item 1. Schedule of Investments:

Putnam Florida Tax Exempt Income Fund

The fund's portfolio
2/28/06 (Unaudited)

Key to abbreviations
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
MBIA -- MBIA Insurance Company
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.1%)(a)

	Rating (RAT)	Principal amount	Value

California (1.5%)
CA Statewide Cmntys., Dev. Auth. Apt. Mandatory Put Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/17/10	Baa2	$875,000	$904,251
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38 (Prerefunded)	Aaa	1,500,000	1,676,880
			2,581,131

Florida (89.0%)
Aberdeen Cmnty., Dev. Dist. Special Assmt., 5 1/2s, 5/1/36	BB-/P	550,000	555,357
Alachua Cnty., Hlth. Fac. Auth. Continuing Care VRDN (Oak Hammock U.), Ser. A, 3s, 10/1/32	VMIG1	2,900,000	2,900,000
Alachua Cnty., Hlth. Fac. Auth. VRDN (Shands Teaching Hosp.), Ser. A, 2.96s, 12/1/12	VMIG1	2,600,000	2,600,000
Broward Cnty., Resource Recvy. Rev. Bonds (Wheelabrator), Ser. A, 5s, 12/1/06	AA	3,500,000	3,537,030
Cap. Region Cmnty., Dev. Dist. Special Assmt. Bonds (Cap. Impt.), Ser. B, 5.95s, 5/1/06	BB-/P	100,000	100,358
CFM Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. B, 5 7/8s, 5/1/14	BB-/P	750,000	773,700
Deltona, Util. Syst. Rev. Bonds, MBIA, 5 1/4s, 10/1/16	Aaa	2,050,000	2,246,903
Double Branch Cmnty., Dev. Dist. Special Assmt. Bonds, Ser. B-1, 5.6s, 5/1/07	BB/P	35,000	34,993
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds
(Ascension Hlth. Credit), Ser. A-1, AMBAC, U.S. Govt. Coll., 5 3/4s, 11/15/29 (Prerefunded)	Aaa	2,750,000	2,981,028
(Baptist Hosp. & Baptist Manor), 5 1/8s, 10/1/19	Baa1	1,500,000	1,535,160
Fishhawk, Cmnty. Dev. Dist. II Rev. Bonds, Ser. B, 5s, 11/1/07	BB-/P	145,000	144,630
FL Gulf Coast U. Fin. Corp. VRDN (Cap. Impt.), 3.2s, 12/1/33	VMIG1	3,075,000	3,075,000
FL Hsg. Fin. Corp. Rev. Bonds
(Home Owner Mtge.), Ser. 7, FSA, 6s, 1/1/21	Aaa	1,315,000	1,323,863
(Noah's Landing Apts.), Ser. H-1, FSA, 5 3/8s, 12/1/41	Aaa	1,710,000	1,765,045
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 5s, 1/1/36	Aa2	2,000,000	2,072,760
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4.3s, 7/1/15	Aa2	350,000	348,653
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4.2s, 7/1/14	Aa2	350,000	348,523
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4.1s, 7/1/13	Aa2	305,000	303,460
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4.1s, 1/1/13	Aa2	250,000	249,253
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 4s, 7/1/12	Aa2	200,000	199,106
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.9s, 7/1/11	Aa2	305,000	303,246
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.8s, 7/1/10	Aa2	265,000	262,798
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.7s, 1/1/10	Aa2	185,000	183,280
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.6s, 7/1/09	Aa2	130,000	128,423
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3 1/2s, 1/1/09	Aa2	150,000	148,364
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.3s, 1/1/08	Aa2	200,000	197,494
(Home Owner Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 3.15s, 7/1/07	Aa2	160,000	158,298
FL State Board of Ed. G.O. Bonds
(Pub. Ed.), Ser. D, 5s, 6/1/19	AAA	2,205,000	2,371,874
(Cap. Outlay -2002), Ser. E, 5s, 6/1/11	AAA	3,250,000	3,475,128
FL State Mid-Bay Bridge Auth. Rev. Bonds, Ser. A, 6.05s, 10/1/22	BBB/P	2,000,000	2,081,400
Fleming Island, Plantation Cmnty. Dev. Dist. Special Assmt. Rev. Bonds, Ser. B, 7 3/8s, 5/1/31	BB/P	750,000	806,708
Gateway Svcs. Cmnty., Dev. Dist. Special Assmt. Bonds (Stoneybrook), 5 1/2s, 7/1/08	BB/P	300,000	302,010
Halifax, Hosp. Med. Ctr. Rev. Bonds, Ser. A, 7 1/4s, 10/1/29	BBB+/F	1,500,000	1,678,755
Highlands Cnty., Hlth. Fac. Auth. Rev. Bonds (Adventist Hlth.), Ser. A, 5s, 11/15/21	A+	750,000	783,968
Hillsborough Cnty., Aviation Auth. Rev. Bonds (Tampa Intl. Arpt.), Ser. B, AMBAC, 5s, 10/1/13	Aaa	2,190,000	2,357,075
Hillsborough Cnty., Cmnty. Investment Tax Rev. Bonds, AMBAC, 5s, 5/1/24	Aaa	3,000,000	3,186,030
Islands at Doral III, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. 04-A, 5.9s, 5/1/35	BB/P	500,000	518,245
Jea, Wtr. & Swr. Syst. Rev. Bonds, Ser. A, FGIC
5s, 10/1/21	Aaa	1,000,000	1,064,110
5s, 10/1/20	Aaa	1,000,000	1,064,790
Kissimmee, Util. Auth. Rev. Bonds, FSA, 5 1/4s, 10/1/18	Aaa	2,270,000	2,484,901
Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Cypress Cove Hlth. Pk.), Ser. A, 6 3/8s, 10/1/25	BB-/P	1,500,000	1,543,005
(Shell Point Village), Ser. A, 5 1/2s, 11/15/29	BBB-	2,250,000	2,284,965
Lee Cnty., Solid Waste Syst. Rev. Bonds, MBIA, 5s, 10/1/06	Aaa	7,000,000	7,041,720
Leesburg, Cap. Impt. Rev. Bonds, FGIC, 5 1/4s, 10/1/27	Aaa	1,600,000	1,739,120
Martin Cnty., Util. Syst. Rev. Bonds, AMBAC
5 1/4s, 10/1/20	Aaa	1,305,000	1,422,267
5 1/4s, 10/1/19	Aaa	1,240,000	1,351,426
Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), Ser. A, 6.8s, 11/15/31	BB+	600,000	658,398
Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. B, FGIC, 5 1/4s, 7/1/26	Aaa	3,000,000	3,252,150
Miami-Dade Cnty., School Board COP, Ser. D, FGIC, 5s, 8/1/29	Aaa	4,225,000	4,438,194
North Broward, Hosp. Dist. Rev. Bonds
6s, 1/15/31	A3	230,000	248,757
6s, 1/15/31 (Prerefunded)	A3	2,270,000	2,520,517
Oakstead, Cmnty. Dev. Dist. Cap. Impt. Rev. Bonds, Ser. A, 7.2s, 5/1/32	BB+/P	1,000,000	1,068,420
Okeechobee Cnty., Solid Waste Mandatory Put Bonds (Waste Mgt./Landfill), Ser. A, 4.2s, 7/1/09	BBB	750,000	751,815
Old Palm, Cmnty. Dev. Dist. Special Assmt. Bonds (Palm Beach Gardens), Ser. A, 5.9s, 5/1/35	BB/P	500,000	520,105
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Orlando Regl. Hlth. Care)
Ser. A, MBIA, 6 1/4s, 10/1/18	Aaa	3,000,000	3,603,630
5 3/4s, 12/1/32	A2	2,000,000	2,241,340
Orange Cnty., School Board COP, Ser. A, MBIA
5 3/8s, 8/1/22	Aaa	385,000	398,236

5 3/8s, 8/1/22 (Prerefunded)	Aaa	3,335,000	3,448,724
Osceola Cnty., Indl. Dev. Auth. Rev. Bonds (Cmnty. Provider Pooled Loan Program), Ser. A, FSA, 7 3/4s, 7/1/10	Aaa	599,000	600,378
Osceola Cnty., Trans. Rev. Bonds (Osceola Parkway), MBIA, 5s, 4/1/20	Aaa	5,700,000	6,077,796
Palm Coast, Util. Syst. Rev. Bonds, MBIA
5s, 10/1/24	Aaa	1,000,000	1,059,420
5s, 10/1/23	Aaa	1,000,000	1,060,090
Pasco Cnty, School Board COP, Ser. A, AMBAC, 5s, 8/1/24	Aaa	2,235,000	2,371,894
Polk Cnty., Trans. Impt. Rev. Bonds, FSA, 5s, 12/1/25	Aaa	3,000,000	3,170,790
Port Everglades, Auth. Rev. Bonds, U.S. Govt. Coll., 7 1/8s, 11/1/16 (SEG)	Aaa	7,230,000	8,617,292
Reedy Creek, Impt. Dist. G.O. Bonds, Ser. B, AMBAC, 5s, 6/1/10	Aaa	2,355,000	2,494,981
Seminole Cnty., School Board COP, Ser. B, FSA
5s, 7/1/18	Aaa	2,425,000	2,588,688
5s, 7/1/17	Aaa	2,160,000	2,312,906
South Bay, Cmnty. Dev. Dist. Rev. Bonds, Ser. B-2, 5 3/8s, 5/1/13	BB-/P	750,000	764,123
South Miami, Hlth. Fac. Auth. Rev. Bonds (Baptist Hlth.), 5 1/4s, 11/15/33	Aa3	2,000,000	2,083,340
South Village, Cmnty. Dev. Dist. Rev. Bonds, Ser. A, 5.7s, 5/1/35	BB-/P	500,000	512,350
St. Lucie Cnty., School Board COP, Ser. A, FSA, 5s, 7/1/23	Aaa	4,300,000	4,570,470
Sterling Hill, Cmnty. Dev. Dist. Rev. Bonds, Ser. B, 5 1/2s, 11/1/10	BB-/P	215,000	217,180
Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), FSA, 7.15s, 11/1/15	Aaa	4,800,000	6,085,344
Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.2s, 10/1/22	Aaa	5,995,000	6,704,802
Tampa Bay, Cmnty. Dev. Dist. Special Assmt. (New Port), Ser. A, 5 7/8s, 5/1/38	BB-/P	125,000	127,064
Tampa, Hosp. Rev. Bonds (H. Lee Moffit Cancer & Research Inst.), Ser. A, 5 3/4s, 7/1/29	A	2,500,000	2,602,800
Tern Bay, Cmnty. Dev. Dist. Special Assmt., Ser. A, 5 3/8s, 5/1/37	BB-/P	400,000	399,668
Tolomato, Cmnty. Dev. Dist. Special Assmt., 5.4s, 5/1/37	BB-/P	100,000	100,927
U. Central FL Assn., Inc. COP, Ser. A, FGIC
5 1/8s, 10/1/24	Aaa	1,320,000	1,413,034
5s, 10/1/15	Aaa	1,340,000	1,444,600
5s, 10/1/14	Aaa	1,560,000	1,671,119
Verandah, West Cmnty. Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	BB/P	975,000	1,023,380
Waterlefe, Cmnty., Dev. Dist. Rev. Bonds (Cap. Impt.), Ser. B, 6 1/4s, 5/1/10	BB+/P	330,000	333,449
West Palm Beach, Cmty. Redev. Agcy. Tax Alloc. (Northwood-Pleasant Cmnty.), 5s, 3/1/29	A	375,000	384,491
			149,976,884

Louisiana (1.1%)
LA Local Govt. Env. Fac. Cmnty. Dev. Auth. Rev. Bonds (Cypress Apts.), Ser. A, GNMA Coll., 5 1/2s, 4/20/38	Aaa	1,750,000	1,876,175

Massachusetts (1.3%)
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Winchester Hosp.), Ser. E, 6 3/4s, 7/1/30 (Prerefunded)	BBB+/F	2,000,000	2,247,600

Minnesota (0.5%)
MN Agricultural & Econ. Dev. Board Rev. Bonds (Evangelical Lutheran), 6s, 2/1/27	A3	875,000	949,148

Puerto Rico (3.4%)
Children's Trust Fund Tobacco Settlement Rev. Bonds
5 1/2s, 5/15/39	BBB	1,500,000	1,549,125
5 3/8s, 5/15/33	BBB	260,000	267,774

PR Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Auxilio Mutuo Oblig. Group), Ser. A, MBIA, 6 1/4s, 7/1/16	Aaa	3,800,000	3,843,890
			5,660,789

South Carolina (1.3%)
Florence Cnty., Hosp. Rev. Bonds (McLeod Regl. Med. Ctr.), Ser. A, FSA, 5 1/4s, 11/1/23	Aaa	2,000,000	2,169,180

Total municipal bonds and notes (cost $158,059,565)			$165,460,907

TOTAL INVESTMENTS

Total investments (cost $158,059,565) (b)			$165,460,907

FUTURES CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation
U.S. Treasury Note 10 yr (Short)	38	$4,100,438	Jun-06	$5,527

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)
Agreement with JPMorgan Chase Bank, N.A. dated September 19,
2005 to receive quarterly the notional amount multiplied by 3.693%
and pay quarterly the notional amount multiplied by the U.S. Bond
Market Association Municipal Swap Index.	$4,000,000	3/21/16	$23,235

Agreement with UBS AG dated November 10, 2005 to pay quarterly the notional amount multiplied by 3.99% and receive quarterly the notional amount multiplied by the U.S. Bond Market Association
Municipal Swap Index.	4,000,000	5/11/16	(65,204)

Total			$(41,969)

NOTES

(a) Percentages indicated are based on net assets of $168,604,906.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at February 28, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $158,059,565, resulting in gross unrealized appreciation and depreciation of $7,709,990 and $308,648 respectively, or net unrealized appreciation of $7,401,342.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at February 28, 2006.

The rates shown on VRDN and Mandatory Put Bonds are the current interest rates at February 28, 2006.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The fund had the following industry group concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

Health care	24.5%
Transportation	13.3
Government facility leases	11.9
The fund had the following insurance concentrations greater than 10% at February 28, 2006 (as a percentage of net assets):

MBIA	17.1%
FSA	16.1
AMBAC	13.6

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Florida Tax Exempt Income Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2006